UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

           Investment Company Act file number 811-10153

       Oppenheimer Select Managers Series - Gartmore Millennium Growth Fund II
       -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
                    (Address of principal executive offices)
                                                         (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  May 31, 2003 / Unaudited


                                                           Market Value
                                                Shares       See Note 1
-----------------------------------------------------------------------
 Common Stocks--99.8%
-----------------------------------------------------------------------
 Consumer Discretionary--23.9%
-----------------------------------------------------------------------
 Automobiles--1.0%
 Monaco Coach Corp. 1                            2,778    $      40,837
-----------------------------------------------------------------------
 Hotels, Restaurants & Leisure--5.1%
 California Pizza Kitchen, Inc. 1                1,829           37,202
-----------------------------------------------------------------------
 Cheesecake Factory, Inc. (The) 1                1,022           34,676
-----------------------------------------------------------------------
 Darden Restaurants, Inc.                          748           14,818
-----------------------------------------------------------------------
 International Game Technology 1                   327           28,789
-----------------------------------------------------------------------
 Ruby Tuesday, Inc.                              1,265           29,184
-----------------------------------------------------------------------
 Starbucks Corp. 1                               2,110           51,993
-----------------------------------------------------------------------
 Yum! Brands, Inc. 1                               672           18,789
                                                         --------------
                                                                215,451

-----------------------------------------------------------------------
 Household Durables--1.5%
 Furniture Brands International, Inc. 1          1,786           46,936
-----------------------------------------------------------------------
 La-Z-Boy, Inc.                                    732           16,038
                                                         --------------
                                                                 62,974

-----------------------------------------------------------------------
 Internet & Catalog Retail--0.9%
 Amazon.com, Inc. 1                              1,100           39,534

-----------------------------------------------------------------------
 Leisure Equipment & Products--1.7%
 Mattel, Inc. 1                                  2,580           55,496
-----------------------------------------------------------------------
 Polaris Industries, Inc.                          267           16,049
                                                         --------------
                                                                 71,545

-----------------------------------------------------------------------
 Media--6.4%
 Cox Radio, Inc., Cl. A 1                        3,027           68,985
-----------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A 1          1,300           43,654
-----------------------------------------------------------------------
 Getty Images, Inc. 1                            1,219           49,248
-----------------------------------------------------------------------
 Insight Communications Co., Inc. 1              1,447           18,898
-----------------------------------------------------------------------
 Sirius Satellite Radio, Inc. 1                 29,800           47,680
-----------------------------------------------------------------------
 XM Satellite Radio Holdings, Inc. 1             3,900           44,226
                                                         --------------
                                                                272,691

-----------------------------------------------------------------------
 Multiline Retail--1.6%
 Family Dollar Stores, Inc.                        830           30,253
-----------------------------------------------------------------------
 Fred's, Inc.                                    1,044           38,409
                                                         --------------
                                                                 68,662

-----------------------------------------------------------------------
 Specialty Retail--5.0%
 Bed Bath & Beyond, Inc. 1                       1,325           55,438
-----------------------------------------------------------------------
 Guitar Center, Inc. 1                           2,462           58,965
-----------------------------------------------------------------------
 Staples, Inc. 1                                 1,885           36,550
-----------------------------------------------------------------------
 Tractor Supply Co. 1                              923           41,812
-----------------------------------------------------------------------
 United Rentals, Inc. 1                          1,560           19,937
                                                         --------------
                                                                212,702

                                                           Market Value
                                                Shares       See Note 1
-----------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.7%
 Coach, Inc. 1                                     618    $      30,362
-----------------------------------------------------------------------
 Consumer Staples--1.6%
-----------------------------------------------------------------------
 Food & Staples Retailing--1.2%
 Performance Food Group Co. 1                    1,430           51,766
-----------------------------------------------------------------------
 Food Products--0.4%
 Wrigley, William Jr. Co.                          313           17,684
-----------------------------------------------------------------------
 Energy--3.8%
-----------------------------------------------------------------------
 Energy Equipment & Services--2.3%
 Nabors Industries Ltd. 1                          470           21,188
-----------------------------------------------------------------------
 Pride International, Inc. 1                     2,140           40,724
-----------------------------------------------------------------------
 Smith International, Inc. 1                       886           36,228
                                                         --------------
                                                                 98,140

-----------------------------------------------------------------------
 Oil & Gas--1.5%
 Burlington Resources, Inc.                        566           30,162
-----------------------------------------------------------------------
 Noble Energy, Inc.                                897           32,678
                                                         --------------
                                                                 62,840

-----------------------------------------------------------------------
 Financials--7.6%
-----------------------------------------------------------------------
 Commercial Banks--3.4%
 BankUnited Financial Corp., Cl. A 1             1,900           34,998
-----------------------------------------------------------------------
 Commerce Bancorp, Inc.                          1,209           46,124
-----------------------------------------------------------------------
 Net.B@nk, Inc.                                  3,400           45,118
-----------------------------------------------------------------------
 Synovus Financial Corp.                           832           18,986
                                                         --------------
                                                                145,226

-----------------------------------------------------------------------
 Diversified Financial Services--2.7%
 E-LOAN, Inc. 1                                  4,700           21,338
-----------------------------------------------------------------------
 iDine Rewards Network, Inc. 1                   3,900           41,886
-----------------------------------------------------------------------
 Moody's Corp.                                     310           16,166
-----------------------------------------------------------------------
 World Acceptance Corp. 1                        2,400           33,888
                                                         --------------
                                                                113,278

-----------------------------------------------------------------------
 Insurance--1.5%
 HCC Insurance Holdings, Inc.                    1,361           38,993
-----------------------------------------------------------------------
 Lincoln National Corp.                            788           27,422
                                                         --------------
                                                                 66,415

-----------------------------------------------------------------------
 Health Care--29.7%
-----------------------------------------------------------------------
 Biotechnology--7.4%
 Abgenix, Inc. 1                                 2,754           29,606
-----------------------------------------------------------------------
 Biopure Corp. 1                                 5,500           32,890
-----------------------------------------------------------------------
 Cell Therapeutics, Inc. 1                       1,600           20,016
-----------------------------------------------------------------------
 Chiron Corp. 1                                    356           15,696
-----------------------------------------------------------------------
 Genentech, Inc. 1                               1,400           87,654
-----------------------------------------------------------------------
 Genta, Inc. 1                                   1,800           20,862
-----------------------------------------------------------------------
 Genzyme Corp. (General Division) 1                880           41,791


       5 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                            Market Value
                                                 Shares       See Note 1
------------------------------------------------------------------------
 Biotechnology Continued
 Gilead Sciences, Inc. 1                            675    $      35,613
------------------------------------------------------------------------
 Medimmune, Inc. 1                                  874           30,983
                                                          --------------
                                                                 315,111

------------------------------------------------------------------------
 Health Care Equipment & Supplies--2.6%
 Dentsply International, Inc.                       513           19,181
------------------------------------------------------------------------
 St. Jude Medical, Inc. 1                           648           36,353
------------------------------------------------------------------------
 Stryker Corp.                                      476           32,054
------------------------------------------------------------------------
 Varian Medical Systems, Inc. 1                     359           20,014
                                                          --------------
                                                                 107,602

------------------------------------------------------------------------
 Health Care Providers & Services--16.9%
 Advisory Board Co. (The) 1                       4,245          161,989
------------------------------------------------------------------------
 American Healthways, Inc. 1                      1,556           40,193
------------------------------------------------------------------------
 AmSurg Corp. 1                                   2,180           61,411
------------------------------------------------------------------------
 Andrx Corp. 1                                    1,556           29,953
------------------------------------------------------------------------
 Anthem, Inc. 1                                   1,069           78,411
------------------------------------------------------------------------
 Caremark Rx, Inc. 1                              1,818           41,050
------------------------------------------------------------------------
 Express Scripts, Inc. 1                            440           28,794
------------------------------------------------------------------------
 Health Management Assn., Inc., Cl. A             1,124           20,963
------------------------------------------------------------------------
 ICON plc, Sponsored ADR 1                        1,269           34,897
------------------------------------------------------------------------
 Laboratory Corp. of America Holdings 1             566           18,197
------------------------------------------------------------------------
 Schein (Henry), Inc. 1                             489           24,039
------------------------------------------------------------------------
 Universal Health Services, Inc., Cl. B 1           452           20,525
------------------------------------------------------------------------
 VistaCare, Inc., Cl. A 1                         3,602           76,723
------------------------------------------------------------------------
 WellPoint Health Networks, Inc. 1                  967           82,524
                                                          --------------
                                                                 719,669

------------------------------------------------------------------------
 Pharmaceuticals--2.8%
 Allergan, Inc.                                     520           37,497
------------------------------------------------------------------------
 Impax Laboratories, Inc. 1                       1,300           11,076
------------------------------------------------------------------------
 IVAX Corp. 1                                     1,077           18,643
------------------------------------------------------------------------
 Medicis Pharmaceutical Corp., Cl. A 1              598           33,488
------------------------------------------------------------------------
 Mylan Laboratories, Inc.                           678           19,581
                                                          --------------
                                                                 120,285

------------------------------------------------------------------------
 Industrials--9.2%
------------------------------------------------------------------------
 Airlines--0.5%
 SkyWest, Inc.                                    1,415           19,357
------------------------------------------------------------------------
 Commercial Services & Supplies--7.2%
 Ceridian Corp. 1                                 3,673           63,359
------------------------------------------------------------------------
 Cintas Corp.                                       490           18,140
------------------------------------------------------------------------
 Corporate Executive Board Co. 1                    957           40,385
------------------------------------------------------------------------
 H&R Block, Inc.                                  1,033           42,291
------------------------------------------------------------------------
 Iron Mountain, Inc. 1                            1,165           46,018
------------------------------------------------------------------------
 Portfolio Recovery Associates, Inc. 1            2,495           74,750

                                                            Market Value
                                                 Shares       See Note 1
------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 University of Phoenix Online 1                     455    $      20,789
                                                          --------------
                                                                 305,732

------------------------------------------------------------------------
 Machinery--0.5%
 Danaher Corp.                                      339           22,686
------------------------------------------------------------------------
 Road & Rail--0.6%
 Knight Transportation, Inc. 1                    1,063           26,958
------------------------------------------------------------------------
 Trading Companies & Distributors--0.4%
 Fastenal Co.                                       549           18,353
------------------------------------------------------------------------
 Information Technology--21.3%
------------------------------------------------------------------------
 Communications Equipment--6.5%
 Avanex Corp. 1                                  21,600           89,640
------------------------------------------------------------------------
 Comtech Telecommunications Corp. 1               1,000           21,301
------------------------------------------------------------------------
 Enterasys Networks, Inc. 1                      23,800           82,586
------------------------------------------------------------------------
 Packeteer, Inc. 1                                2,200           34,056
------------------------------------------------------------------------
 Sonus Networks, Inc. 1                           4,700           21,855
------------------------------------------------------------------------
 Tellium, Inc. 1                                 28,700           29,274
                                                          --------------
                                                                 278,712

------------------------------------------------------------------------
 Computers & Peripherals--5.0%
 ATI Technologies, Inc. 1                         5,800           48,430
------------------------------------------------------------------------
 Maxtor Corp. 1                                   4,600           34,592
------------------------------------------------------------------------
 Sigma Designs, Inc. 1                           12,450          130,725
                                                          --------------
                                                                 213,747

------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.6%
 Applied Films Corp. 1                              900           20,025
------------------------------------------------------------------------
 PerkinElmer, Inc.                                1,800           23,022
------------------------------------------------------------------------
 Waters Corp. 1                                     854           24,219
                                                          --------------
                                                                  67,266

------------------------------------------------------------------------
 Internet Software & Services--0.4%
 Netegrity, Inc. 1                                3,100           18,848
------------------------------------------------------------------------
 IT Services--1.4%
 Computer Horizons Corp. 1                        4,600           21,666
------------------------------------------------------------------------
 MPS Group, Inc. 1                                2,610           18,714
------------------------------------------------------------------------
 Sapient Corp. 1                                  8,100           19,116
                                                          --------------
                                                                  59,496

------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--4.2%
 Conexant Systems, Inc. 1                        13,600           52,496
------------------------------------------------------------------------
 GlobespanVirata, Inc. 1                          5,800           48,082
------------------------------------------------------------------------
 Marvell Technology Group Ltd. 1                  2,400           76,104
                                                          --------------
                                                                 176,682


       6 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

                                                        Market Value
                                             Shares         See Note
--------------------------------------------------------------------
 Software--2.2%
 FactSet Research Systems, Inc.               1,397    $      53,785
--------------------------------------------------------------------
 Veritas Software Corp. 1                     1,400           38,850
                                                      --------------
                                                              92,635

--------------------------------------------------------------------
 Materials--0.5%
--------------------------------------------------------------------
 Chemicals--0.5%
 Ecolab, Inc.                                   371           19,941
--------------------------------------------------------------------
 Telecommunication Services--2.2%
--------------------------------------------------------------------
 Wireless Telecommunication Services--2.2%
 Alvarion Ltd. 1                              5,900           20,355
--------------------------------------------------------------------
 AO VimpelCom, Sponsored ADR 1                  700           31,500
--------------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 1         2,900           43,471
                                                      --------------
                                                              95,326
                                                      --------------
 Total Common Stocks (Cost $3,661,191)                     4,248,513
--------------------------------------------------------------------
 Total Investments, at Value
 (Cost $3,661,191)                             99.8%       4,248,513
--------------------------------------------------------------------
 Other Assets Net of Liabilities                0.2            7,847
                                              ----------------------
 Net Assets                                   100.0%     $ 4,256,360
                                              ======================



Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

       7 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 May 31, 2003
----------------------------------------------------------------------
 Assets
 Investments, at value (cost $3,661,191)--
 see accompanying statement                                 $4,248,513
----------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                              445,625
 Shares of beneficial interest sold                             38,837
 Dividends                                                         310
 Other                                                             431
                                                            ----------
 Total assets                                                4,733,716

----------------------------------------------------------------------
 Liabilities
 Bank overdraft                                                136,301
----------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                         258,783
 Shares of beneficial interest redeemed                         65,020
 Shareholder reports                                             6,626
 Transfer and shareholder servicing agent fees                     340
 Distribution and service plan fees                                328
 Trustees' compensation                                            219
 Other                                                           9,739
                                                            ----------
 Total liabilities                                             477,356
                                                            ----------
 Net Assets                                                 $4,256,360
                                                            ==========

----------------------------------------------------------------------
 Composition of Net Assets
 Paid-in capital                                            $6,022,613
----------------------------------------------------------------------
 Accumulated net investment loss                               (25,505)
----------------------------------------------------------------------
 Accumulated net realized loss on investment transactions   (2,328,070)
----------------------------------------------------------------------
 Net unrealized appreciation on investments                    587,322
                                                            ----------
 Net Assets                                                 $4,256,360
                                                            ==========




       8 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,527,352 and 547,582 shares of beneficial interest outstanding)         $6.44
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                  $6.83
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $223,560 and 35,304 shares of beneficial interest
 outstanding)                                                              $6.33
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $402,333 and 63,563 shares of beneficial interest
 outstanding)                                                              $6.33
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $102,465 and 16,023 shares of beneficial interest
 outstanding)                                                              $6.39
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $650 and 100 shares of beneficial interest
 outstanding)                                                              $6.50



 See accompanying Notes to Financial Statements.




       9 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2003

-------------------------------------------------------------------------------------------
 Investment Income

 Dividends                                                                           $5,309
-------------------------------------------------------------------------------------------
 Interest                                                                               520
                                                                                -----------
 Total investment income                                                              5,829

-------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     20,463
-------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                327
 Class B                                                                                992
 Class C                                                                                831
 Class N                                                                                183
-------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                              1,436
 Class B                                                                              1,170
 Class C                                                                                802
 Class N                                                                                392
 Class Y                                                                                  8
-------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                          7,653
-------------------------------------------------------------------------------------------
 Trustees' compensation                                                               2,430
-------------------------------------------------------------------------------------------
 Shareholder reports                                                                  1,551
-------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                             72
-------------------------------------------------------------------------------------------
 Other                                                                                1,075
                                                                                -----------
 Total expenses                                                                      39,385
 Less voluntary reimbursement of expenses                                            (5,862)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B     (1,154)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C       (667)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N       (360)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y         (8)
                                                                                -----------
 Net expenses                                                                        31,334


-------------------------------------------------------------------------------------------
 Net Investment Loss                                                                (25,505)


-------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                                   (72,345)
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                               548,766
                                                                                -----------
 Net realized and unrealized gain                                                   476,421


-------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                              $450,916
                                                                                ===========




 See accompanying Notes to Financial Statements.


       10 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Six Months           Year
                                                                        Ended          Ended
                                                                 May 31, 2003   November 30,
                                                                   (Unaudited)          2002
--------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                                 $(25,505)      $(57,525)
--------------------------------------------------------------------------------------------
 Net realized loss                                                    (72,345)      (885,171)
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                 548,766       (121,962)
                                                                 ---------------------------
 Net increase (decrease) in net assets resulting from operations      450,916     (1,064,658)

--------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions:
 Class A                                                               10,651         79,719
 Class B                                                               (3,689)       133,805
 Class C                                                              209,654         79,667
 Class N                                                               22,718         50,078
 Class Y                                                                   --             --

--------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                            690,250       (721,389)
--------------------------------------------------------------------------------------------
 Beginning of period                                                3,566,110      4,287,499
                                                                 ---------------------------
 End of period [including accumulated net
 investment loss of $25,505 for the
 six months ended May 31, 2003]                                    $4,256,360     $3,566,110
                                                                 ---------------------------



 See accompanying Notes to Financial Statements.


       11 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FINANCIAL HIGHLIGHTS

                                                   Six Months                        Year
                                                        Ended                       Ended
                                                 May 31, 2003                    Nov. 30,
CLASS A                                            (Unaudited)         2002          2001 1
-----------------------------------------------------------------------------------------
 Per Share Operating Data
-----------------------------------------------------------------------------------------

 Net asset value, beginning of period                   $5.77        $ 7.56        $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.04)         (.09)         (.07)
 Net realized and unrealized gain (loss)                  .71         (1.70)        (2.37)
                                                        ---------------------------------
 Total from investment operations                         .67         (1.79)        (2.44)
 Net asset value, end of period                         $6.44         $5.77        $ 7.56
                                                        =================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                     11.61%       (23.68)%      (24.40)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $3,527        $3,148        $4,046
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $2,982        $3,560        $4,255
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                    (1.41)%       (1.42)%       (1.04)%
 Expenses, gross                                         2.07%         2.24%         1.75%
 Expenses, net                                           1.73% 4       1.73% 4,5     1.75% 6
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                  228%          408%          370%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary reimbursement of expenses less than 0.01%.

See accompanying Notes to Financial Statements.


       12 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

                                                  Six Months                       Year
                                                       Ended                       Ended
                                                May 31, 2003                    Nov. 30,
CLASS  B                                          (Unaudited)         2002         2001 1
-----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 5.69        $ 7.51        $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.06)         (.05)         (.14)
 Net realized and unrealized gain (loss)                .70         (1.77)        (2.35)
                                                     ------------------------------------
 Total from investment operations                       .64         (1.82)        (2.49)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                       $6.33         $5.69        $ 7.51
                                                     ====================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   11.25%       (24.23)%     (24.90)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $224          $193          $ 95
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $199          $148          $118
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (2.17)%       (2.16)%       (1.93)%
 Expenses, gross                                       4.13%         3.66%         2.74%
 Expenses, net                                         2.63% 4,5     2.77% 4,5     2.57% 4
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                228%          408%          370%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


       13 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FINANCIAL HIGHLIGHTS  Continued

                                                       Six Months                        Year
                                                            Ended                       Ended
                                                     May 31, 2003                    Nov. 30,
CLASS  C                                               (Unaudited)         2002        2001 1
----------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                      $ 5.69         $7.51        $10.00
----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.03)         (.11)         (.04)
 Net realized and unrealized gain (loss)                      .67         (1.71)        (2.45)
                                                           -----------------------------------
 Total from investment operations                             .64         (1.82)        (2.49)
----------------------------------------------------------------------------------------------
 Net asset value, end of period                             $6.33         $5.69        $ 7.51
                                                           ==================================

----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                         11.25%       (24.23)%      (24.90)%

----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $402          $156          $114
----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $168          $131          $ 40
----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                        (2.18)%       (2.16)%       (1.93)%
 Expenses, gross                                             3.90%         3.51%         2.76%
 Expenses, net                                               2.76% 4,5     2.79% 4,5     2.28% 4
----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      228%          408%          370%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


       14 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

                                                    Six Months                        Year
                                                         Ended                       Ended
                                                  May 31, 2003                    Nov. 30,
CLASS  N                                            (Unaudited)         2002          2001 1
------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $5.73         $7.53         $9.06
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                      (.05)         (.10)         (.03)
 Net realized and unrealized gain (loss)                   .71         (1.70)        (1.50)
                                                       -----------------------------------
 Total from investment operations                          .66         (1.80)        (1.53)
------------------------------------------------------------------------------------------
 Net asset value, end of period                          $6.39         $5.73         $7.53
                                                       ===================================

------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                      11.52%       (23.90)%      (16.89)%

------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $102           $68           $31
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $ 74           $50           $ 9
------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                     (1.66)%       (1.67)%       (1.53)%
 Expenses, gross                                          3.51%         3.14%         2.27%
 Expenses, net                                            2.19% 4,5     2.28% 4,5     1.74% 4
------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   228%          408%          370%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


       15 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FINANCIAL HIGHLIGHTS  Continued

                                                   Six Months                       Year
                                                        Ended                       Ended
                                                 May 31, 2003                    Nov. 30,
CLASS Y                                            (Unaudited)         2002         2001 1
------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                  $ 5.79        $ 7.57        $10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.01)         (.08)         (.05)
 Net realized and unrealized gain (loss)                  .72         (1.70)        (2.38)
                                                       -----------------------------------
 Total from investment operations                         .71         (1.78)        (2.43)
------------------------------------------------------------------------------------------
 Net asset value, end of period                         $6.50         $5.79        $ 7.57
                                                       ===================================

------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                     12.26%       (23.51)%      (24.30)%

------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $1            $1            $1
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $1            $1            $1
------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                    (0.20)%       (0.80)%       (0.63)%
 Expenses, gross                                         3.55%        88.69%       501.80%
 Expenses, net                                           1.61% 4,5     1.62% 4,5     1.45% 4,5
------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  228%          408%          370%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


       16 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Select Managers Gartmore Millennium Growth Fund II (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Gartmore Mutual Fund Capital Trust (the Sub-Advisor).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $2,328,070. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended November 30, 2002, the Fund did not use carryforward to offset capital gains realized.


       17 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    As of November 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                Expiring
                -------------------------
                2009          $ 1,370,554
                2010              880,670
                              -----------
                Total          $2,251,224
                              ===========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended May 31, 2003 and the year ended November 30, 2002.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        Six Months Ended May 31, 2003          Year Ended November 30, 2002
                             Shares            Amount              Shares            Amount
-------------------------------------------------------------------------------------------
 Class A
 Sold                         9,542         $  53,707              30,084          $196,309
 Redeemed                    (7,956)          (43,056)            (19,548)         (116,590)
                             ---------------------------------------------------------------
 Net increase                 1,586          $ 10,651              10,536          $ 79,719
                             ==============================================================

-------------------------------------------------------------------------------------------
 Class B
 Sold                        20,768         $ 112,778              42,282          $258,845
 Redeemed                   (19,476)         (116,467)            (20,912)         (125,040)
                             ---------------------------------------------------------------
 Net increase (decrease)      1,292         $  (3,689)             21,370          $133,805
                             ==============================================================


       18 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II


                        Six Months Ended May 31, 2003          Year Ended November 30, 2002
                             Shares            Amount              Shares            Amount
-------------------------------------------------------------------------------------------
 Class C
 Sold                        41,510         $ 238,897              20,939          $138,980
 Redeemed                    (5,399)          (29,243)             (8,689)          (59,313)
                             ---------------------------------------------------------------
 Net increase                36,111          $209,654              12,250           $79,667
                             ==============================================================


-------------------------------------------------------------------------------------------
 Class N
 Sold                         4,285         $  23,573               7,953          $ 51,460
 Redeemed                      (144)             (855)               (237)           (1,382)
                             ---------------------------------------------------------------
 Net increase                 4,141         $  22,718               7,716          $ 50,078
                             ==============================================================


-------------------------------------------------------------------------------------------
 Class Y
 Sold                            --         $      --                  --          $     --
 Redeemed                        --                --                  --                --
                             ---------------------------------------------------------------
 Net increase (decrease)         --         $      --                  --          $     --
                             ==============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2003, were $7,989,407 and $7,941,990, respectively.


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.20% of the first $400 million of average annual net assets of the Fund, 1.10% of the next $400 million, and 1.00% of average annual net assets in excess of $800 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time.
--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains Gartmore Mutual Fund Capital Trust (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended May 31, 2003, the Manager paid $11,627 to the Sub-Advisor for services to the Fund.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

       19 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                             Aggregate           Class A        Concessions        Concessions        Concessions        Concessions
                             Front-End         Front-End         on Class A         on Class B         on Class C         on Class N
                         Sales Charges     Sales Charges             Shares             Shares             Shares             Shares
                            on Class A       Retained by        Advanced by        Advanced by        Advanced by        Advanced by
 Six Months Ended               Shares       Distributor      Distributor 1      Distributor 1      Distributor 1      Distributor 1
------------------------------------------------------------------------------------------------------------------------------------
 May 31, 2003                   $1,114         $151,402                  $7             $2,084              $484                $229

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                             Class A                   Class B                   Class C                    Class N
                                 Contingent Deferred       Contingent Deferred       Contingent Deferred        Contingent Deferred
                                       Sales Charges             Sales Charges             Sales Charges              Sales Charges
                                         Retained by               Retained by               Retained by                Retained by
 Six Months Ended                        Distributor               Distributor               Distributor                Distributor
------------------------------------------------------------------------------------------------------------------------------------
 May 31, 2003                                    $--                    $1,842                       $--                        $--

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended May 31, 2003, payments under the Class A Plan totaled $327, all of which were paid by the Distributor to recipients, and included $82 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended May 31, 2003, were as follows:

                                                                                     Distributor's Aggregate
                                                        Distributor's Aggregate                 Unreimbursed
                   Total Payments     Amount Retained     Unreimbursed Expenses             Expenses as % of
                       Under Plan      by Distributor                Under Plan          Net Assets of Class
--------------------------------------------------------------------------------------------------------------
 Class B Plan                $992                $836                   $39,155                        17.51%
 Class C Plan                 831                 458                    27,590                         6.86
 Class N Plan                 183                 140                     8,142                         7.95


--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available

       20 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2003.

--------------------------------------------------------------------------------
 6. Fund Reorganization
 In April, 2003, the Board of Trustees approved the reorganization of Oppenheimer Select Managers Gartmore Millennium Growth Fund II with and into Oppenheimer MidCap Fund. Shareholders of Oppenheimer Select Managers Gartmore Millennium Growth Fund II will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer MidCap Fund. If shareholder approval is received, it is expected that the reorganization will occur during the third quarter of calendar 2003.


       21 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of May 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)